Financial Instruments and Financial Risk Management - Summary of Fair Values of Financial Assets and Liabilities, Together with Carrying Amounts Shown in Statements of Financial Position (Details) - USD ($)
$ in Thousands
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure Of Financial Instruments [Line Items]
Financial assets, Carrying Amount	$ 607,600	$ 472,447	$ 486,942
Financial assets, Fair Value	607,600	472,447	486,942
Financial liabilities, Carrying Amount	1,367,512	1,693,863	1,524,864
Financial liabilities, Fair Value	1,371,797	1,696,842	1,570,842
Assets Carried at Fair Value | Derivative Financial Instruments
Disclosure Of Financial Instruments [Line Items]
Financial assets, Carrying Amount		30	6,139
Financial assets, Fair Value		30	6,139
Assets Carried at Fair Value | Investment in Equity Securities
Disclosure Of Financial Instruments [Line Items]
Financial assets, Carrying Amount	9,727	1,071	1,098
Financial assets, Fair Value	9,727	1,071	1,098
Assets Carried at Amortized Cost | Trade and Other Receivables
Disclosure Of Financial Instruments [Line Items]
Financial assets, Carrying Amount	597,873	452,241	463,075
Financial assets, Fair Value	597,873	452,241	463,075
Assets Carried at Amortized Cost | Promissory Note
Disclosure Of Financial Instruments [Line Items]
Financial assets, Carrying Amount		19,105	16,630
Financial assets, Fair Value		19,105	16,630
Liabilities Carried at Fair Value | Derivative Financial Instruments
Disclosure Of Financial Instruments [Line Items]
Financial liabilities, Carrying Amount		1,333
Financial liabilities, Fair Value		1,333
Liabilities Carried at Fair Value | Other Financial Liability
Disclosure Of Financial Instruments [Line Items]
Financial liabilities, Carrying Amount	26,730	4,853	5,775
Financial liabilities, Fair Value	26,730	4,853	5,775
Liabilities Carried at Amortized Cost | Bank Indebtedness
Disclosure Of Financial Instruments [Line Items]
Financial liabilities, Carrying Amount		2,927	9,041
Financial liabilities, Fair Value		2,927	9,041
Liabilities Carried at Amortized Cost | Trade and Other Payables
Disclosure Of Financial Instruments [Line Items]
Financial liabilities, Carrying Amount	468,238	341,443	348,618
Financial liabilities, Fair Value	468,238	341,443	348,618
Liabilities Carried at Amortized Cost | Long-term Debt
Disclosure Of Financial Instruments [Line Items]
Financial liabilities, Carrying Amount	872,544	1,343,307	1,161,430
Financial liabilities, Fair Value	$ 876,829	$ 1,346,286	$ 1,207,408